Fair Values of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Investments All Other Investments [Abstract]
Schedule of Estimated Fair Values of Recognized Financial Instruments

The estimated fair values of recognized financial instruments as of December 31 were as follows:

	2019
	Carrying				Total Fair
(Dollars in thousands)	Value	Level I	Level II	Level III	Value
Financial assets
Cash and cash equivalents	$102,017	$102,017	$—	$—	$102,017
Securities available-for-sale	112,146	999	111,147	—	112,146
Securities held-to-maturity	13,869	—	13,950	—	13,950
Equity securities	92	46	—	46	92
Restricted stock	4,614	N/A	N/A	N/A	N/A
Loans held for sale	622	622	—	—	622
Net loans	544,616	—	—	542,981	542,981
Bank-owned life insurance	18,894	18,894	—	—	18,894
Accrued interest receivable	1,641	1,641	—	—	1,641
Mortgage servicing rights	328	—	—	328	328
Financial liabilities
Deposits	$683,546	$555,985	$—	$127,440	$683,425
Short-term borrowings	38,889	38,889	—	—	38,889
Other borrowings	6,330	—	—	6,273	6,273
Accrued interest payable	127	127	—	—	127

	2018
	Carrying				Total Fair
(Dollars in thousands)	Value	Level I	Level II	Level III	Value
Financial assets
Cash and cash equivalents	$45,564	$45,564	$—	$—	$45,564
Securities available-for-sale	85,528	996	84,532	—	85,528
Securities held-to-maturity	20,688	—	20,118	—	20,118
Equity securities	83	37	—	46	83
Restricted stock	4,614	N/A	N/A	N/A	N/A
Loans held for sale	108	108	—	—	108
Net loans	543,067	—	—	543,076	543,076
Bank-owned life insurance	13,554	13,554	—	—	13,554
Accrued interest receivable	1,581	1,581	—	—	1,581
Mortgage servicing rights	281	—	—	281	281
Financial liabilities
Deposits	$606,498	$490,007	$—	$114,434	$604,441
Short-term borrowings	37,415	37,415	—	—	37,415
Other borrowings	8,525	—	—	8,251	8,251
Accrued interest payable	88	88	—	—	88

Summary of Equity Securities	The following table presents the carry amount of equity securities without readily determinable fair values, the cumulative amount of impairment, and the cumulative amount of observable price changes for orderly transactions for the identical or a similar investment of the same issuer. There have been no known transactions for the equity securities in 2019.

(Dollars in thousands)	December 31, 2019 Life-to-Date	December 31, 2018 Life-to-Date
Amortized cost	$44	$44
Impairment	—	—
Observable price changes	2	2
Carrying value	$46	$46